Condensed consolidating financial statements - Condensed Consolidating Income Statement (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue	[1]	£ 12,170	£ 11,636	£ 24,492
Raw materials and consumables used		(2,211)	(2,355)	(4,664)
Changes in inventories of finished goods and work in progress		148	76	114
Employee benefit costs		(1,475)	(1,409)	(3,005)
Depreciation, amortisation and impairment costs		(521)	(437)	(1,038)
Other operating income		29	32	85
Other operating expenses		(3,760)	(3,105)	(6,668)
Profit from operations		4,380	4,438	9,313
Net finance costs		(773)	(701)	(1,381)
Share of post-tax results of associates and joint ventures		258	232	419
Profit before taxation		3,865	3,969	8,351
Taxation on ordinary activities		(971)	(1,193)	(2,141)
Profit for the period		2,894	2,776	6,210
Attributable to:
Owners of the parent		2,814	2,690	6,032
Non-controlling interests		80	86	178
Profit for the period		2,894	2,776	£ 6,210
Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		12,170	11,636
Raw materials and consumables used		(2,211)	(2,355)
Changes in inventories of finished goods and work in progress		148	76
Employee benefit costs		(1,475)	(1,409)
Depreciation, amortisation and impairment costs		(521)	(437)
Other operating income		29	32
Other operating expenses		(3,760)	(3,105)
Profit from operations		4,380	4,438
Net finance costs		(773)	(701)
Share of post-tax results of associates and joint ventures		258	232
Profit before taxation		3,865	3,969
Taxation on ordinary activities		(971)	(1,193)
Profit for the period		2,894	2,776
Attributable to:
Owners of the parent		2,814	2,690
Non-controlling interests		80	86
Profit for the period		2,894	2,776
Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		12,170	11,636
Raw materials and consumables used		(2,211)	(2,355)
Changes in inventories of finished goods and work in progress		148	76
Employee benefit costs		(1,475)	(1,409)
Depreciation, amortisation and impairment costs		(521)	(437)
Other operating income		29	32
Other operating expenses		(3,760)	(3,105)
Profit from operations		4,380	4,438
Net finance costs		(773)	(701)
Share of post-tax results of associates and joint ventures		258	232
Profit before taxation		3,865	3,969
Taxation on ordinary activities		(971)	(1,193)
Profit for the period		2,894	2,776
Attributable to:
Owners of the parent		2,814	2,690
Non-controlling interests		80	86
Profit for the period		2,894	2,776
Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		(138)	(86)
Raw materials and consumables used		117	57
Employee benefit costs		5	5
Other operating income		(1,677)	(1,568)
Other operating expenses		1,701	1,589
Profit from operations		8	(3)
Net finance costs		(43)	(41)
Profit before taxation		(35)	(44)
Taxation on ordinary activities		(5)
Equity income from subsidiaries		(7,357)	(6,829)
Profit for the period		(7,397)	(6,873)
Attributable to:
Owners of the parent		(7,397)	(6,873)
Profit for the period		(7,397)	(6,873)
Eliminations | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		4	5
Other operating expenses		13	11
Profit from operations		17	16
Net finance costs		6	(111)
Profit before taxation		23	(95)
Equity income from subsidiaries		(4,723)	(4,401)
Profit for the period		(4,700)	(4,496)
Attributable to:
Owners of the parent		(4,700)	(4,496)
Profit for the period		(4,700)	(4,496)
Eliminations | Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		4	5
Other operating expenses		13	11
Profit from operations		17	16
Net finance costs		5	(88)
Profit before taxation		22	(72)
Equity income from subsidiaries		(4,723)	(4,401)
Profit for the period		(4,701)	(4,473)
Attributable to:
Owners of the parent		(4,701)	(4,473)
Profit for the period		(4,701)	(4,473)
BAT p.l.c., Parent guarantor | Reportable Legal Entities
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(4)	(5)
Other operating expenses		(13)	(11)
Profit from operations		(17)	(16)
Net finance costs		48	36
Profit before taxation		31	20
Equity income from subsidiaries		2,895	2,776
Profit for the period		2,926	2,796
Attributable to:
Owners of the parent		2,926	2,796
Profit for the period		2,926	2,796
BAT p.l.c., Parent guarantor | Reportable Legal Entities | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(4)	(5)
Other operating expenses		(13)	(11)
Profit from operations		(17)	(16)
Net finance costs		48	36
Profit before taxation		31	20
Equity income from subsidiaries		2,895	2,776
Profit for the period		2,926	2,796
Attributable to:
Owners of the parent		2,926	2,796
Profit for the period		2,926	2,796
BAT p.l.c., Parent guarantor | Reportable Legal Entities | Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(4)	(5)
Other operating expenses		(13)	(11)
Profit from operations		(17)	(16)
Net finance costs		48	36
Profit before taxation		31	20
Equity income from subsidiaries		2,895	2,776
Profit for the period		2,926	2,796
Attributable to:
Owners of the parent		2,926	2,796
Profit for the period		2,926	2,796
RJRT, Issuer (LB) | Reportable Legal Entities
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		4,039	3,684
Raw materials and consumables used		(303)	(291)
Changes in inventories of finished goods and work in progress		(4)	(4)
Employee benefit costs		(99)	(86)
Depreciation, amortisation and impairment costs		(40)	(50)
Other operating income		1	2
Other operating expenses		(3,324)	(3,189)
Profit from operations		270	66
Net finance costs		3	(1)
Profit before taxation		273	65
Taxation on ordinary activities		(70)	(55)
Equity income from subsidiaries		1,210	1,201
Profit for the period		1,413	1,211
Attributable to:
Owners of the parent		1,413	1,211
Profit for the period		1,413	1,211
RAI, Issuer (RB), Subsidiary guarantor (LB) | Reportable Legal Entities
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(8)	(2)
Other operating income		13	11
Other operating expenses		(8)	(4)
Profit from operations		(3)	5
Net finance costs		(217)	(206)
Profit before taxation		(220)	(201)
Taxation on ordinary activities		50	41
Equity income from subsidiaries		1,828	1,625
Profit for the period		1,658	1,465
Attributable to:
Owners of the parent		1,658	1,465
Profit for the period		1,658	1,465
RJRTH, Subsidiary guarantor (LB & RB) | Reportable Legal Entities
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net finance costs		1	1
Profit before taxation		1	1
Equity income from subsidiaries		1,424	1,227
Profit for the period		1,425	1,228
Attributable to:
Owners of the parent		1,425	1,228
Profit for the period		1,425	1,228
All other companies, Non-guarantor subsidiaries | Reportable Legal Entities
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		8,269	8,038
Raw materials and consumables used		(2,025)	(2,121)
Changes in inventories of finished goods and work in progress		152	80
Employee benefit costs		(1,369)	(1,321)
Depreciation, amortisation and impairment costs		(481)	(387)
Other operating income		1,692	1,587
Other operating expenses		(2,116)	(1,490)
Profit from operations		4,122	4,386
Net finance costs		(565)	(490)
Share of post-tax results of associates and joint ventures		258	232
Profit before taxation		3,815	4,128
Taxation on ordinary activities		(946)	(1,179)
Profit for the period		2,869	2,949
Attributable to:
Owners of the parent		2,789	2,863
Non-controlling interests		80	86
Profit for the period		2,869	2,949
All other companies, Non-guarantor subsidiaries | Reportable Legal Entities | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		12,170	11,636
Raw materials and consumables used		(2,211)	(2,355)
Changes in inventories of finished goods and work in progress		148	76
Employee benefit costs		(1,466)	(1,406)
Depreciation, amortisation and impairment costs		(521)	(437)
Other operating income		16	21
Other operating expenses		(3,747)	(3,098)
Profit from operations		4,389	4,437
Net finance costs		(727)	(686)
Share of post-tax results of associates and joint ventures		258	232
Profit before taxation		3,920	3,983
Taxation on ordinary activities		(1,022)	(1,161)
Profit for the period		2,898	2,822
Attributable to:
Owners of the parent		2,818	2,736
Non-controlling interests		80	86
Profit for the period		2,898	2,822
All other companies, Non-guarantor subsidiaries | Reportable Legal Entities | Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		12,170	11,636
Raw materials and consumables used		(2,211)	(2,355)
Changes in inventories of finished goods and work in progress		148	76
Employee benefit costs		(1,467)	(1,407)
Depreciation, amortisation and impairment costs		(521)	(437)
Other operating income		16	21
Other operating expenses		(3,748)	(3,099)
Profit from operations		4,387	4,435
Net finance costs		(721)	(702)
Share of post-tax results of associates and joint ventures		258	232
Profit before taxation		3,924	3,965
Taxation on ordinary activities		(1,022)	(1,161)
Profit for the period		2,902	2,804
Attributable to:
Owners of the parent		2,822	2,718
Non-controlling interests		80	86
Profit for the period		2,902	2,804
BATCAP | Reportable Legal Entities | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Other operating expenses		(2)	(1)
Profit from operations		(2)	(1)
Net finance costs		16	223
Profit before taxation		14	222
Taxation on ordinary activities		(3)	(76)
Profit for the period		11	146
Attributable to:
Owners of the parent		11	146
Profit for the period		11	146
BATIF | Reportable Legal Entities | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Other operating expenses		(2)	(1)
Profit from operations		(2)	(1)
Net finance costs		96	36
Profit before taxation		94	35
Taxation on ordinary activities		4	3
Profit for the period		98	38
Attributable to:
Owners of the parent		98	38
Profit for the period		98	38
BATHTN | Reportable Legal Entities | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(1)	(1)
Other operating expenses		(1)	(1)
Profit from operations		(2)	(2)
Net finance costs		5	7
Profit before taxation		3	5
Profit for the period		3	5
Attributable to:
Owners of the parent		3	5
Profit for the period		3	5
BATNF and RAI | Reportable Legal Entities | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(8)	(2)
Other operating income		13	11
Other operating expenses		(8)	(4)
Profit from operations		(3)	5
Net finance costs		(217)	(206)
Profit before taxation		(220)	(201)
Taxation on ordinary activities		50	41
Equity income from subsidiaries		1,828	1,625
Profit for the period		1,658	1,465
Attributable to:
Owners of the parent		1,658	1,465
Profit for the period		1,658	1,465
BATCAP, Issuer/ Subsidiary guarantor | Reportable Legal Entities | Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Other operating expenses		(2)	(1)
Profit from operations		(2)	(1)
Net finance costs		16	223
Profit before taxation		14	222
Taxation on ordinary activities		(3)	(76)
Profit for the period		11	146
Attributable to:
Owners of the parent		11	146
Profit for the period		11	146
Issuer Or Subsidiary Guarantor B A T I F | Reportable Legal Entities | Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Other operating expenses		(2)	(1)
Profit from operations		(2)	(1)
Net finance costs		96	36
Profit before taxation		94	35
Taxation on ordinary activities		4	3
Profit for the period		98	38
Attributable to:
Owners of the parent		98	38
Profit for the period		98	38
BATNF & RAI, Subsidiary guarantors | Reportable Legal Entities | Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(8)	(2)
Other operating income		13	11
Other operating expenses		(8)	(4)
Profit from operations		(3)	5
Net finance costs		(217)	(206)
Profit before taxation		(220)	(201)
Taxation on ordinary activities		50	41
Equity income from subsidiaries		1,828	1,625
Profit for the period		1,658	1,465
Attributable to:
Owners of the parent		1,658	1,465
Profit for the period		1,658	1,465
SEC Regulation S-X 3-10
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		12,170	11,636
Raw materials and consumables used		(2,211)	(2,355)
Changes in inventories of finished goods and work in progress		148	76
Employee benefit costs		(1,475)	(1,409)
Depreciation, amortisation and impairment costs		(521)	(437)
Other operating income		29	32
Other operating expenses		(3,760)	(3,105)
Profit from operations		4,380	4,438
Net finance costs		(773)	(701)
Share of post-tax results of associates and joint ventures		258	232
Profit before taxation		3,865	3,969
Taxation on ordinary activities		(971)	(1,193)
Profit for the period		2,894	2,776
Attributable to:
Owners of the parent		2,814	2,690
Non-controlling interests		80	86
Profit for the period		£ 2,894	£ 2,776

[1]	Revenue is net of duty, excise and other taxes of £18,607 million and £18,250 million for the six-months ended 30 June 2019 and 2018 respectively, and £38,553 million for the year ended 31 December 2018.